Intangible Assets, Net (Details) - Schedule of finite-lived intangible assets amortization expense $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of finite-lived intangible assets amortization expense [Abstract]
2022	$ 795
2023	715
2024	542
2025	542
2026	482
Thereafter	1,041
Total	$ 4,117